NATIONWIDE

VARIABLE

ACCOUNT-8

Annual Report

to

Contract Owners

December 31, 2016

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide Variable Account-8:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-8 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)), as of December 31, 2016, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2016, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 21, 2017

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2016

Assets:
Investments at fair value:
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
12,554 shares (cost $397,868)	$475,307
Mid Cap Value Portfolio: Class 1 (JPMMV1)
12,819 shares (cost $105,608)	140,753
Forty Portfolio: Service Shares (JACAS)
19,968 shares (cost $681,080)	614,816
Global Technology Portfolio: Service Shares (JAGTS)
44,908 shares (cost $293,477)	381,269
Overseas Portfolio: Service Shares (JAIGS)
15,637 shares (cost $564,931)	373,263
Emerging Markets Debt Portfolio - Class I (MSEM)
1,492 shares (cost $11,325)	11,623
U.S. Real Estate Portfolio - Class I (MSVRE)
31,778 shares (cost $414,620)	679,741
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
58,390 shares (cost $887,770)	955,843
Federated NVIT High Income Bond Fund - Class I (HIBF)
34,781 shares (cost $239,679)	227,118
NVIT Emerging Markets Fund - Class I (GEM)
8,146 shares (cost $92,598)	79,750
NVIT International Equity Fund - Class I (GIG)
24,162 shares (cost $233,587)	227,604
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2,833 shares (cost $27,448)	27,511
NVIT Core Bond Fund - Class I (NVCBD1)
370 shares (cost $4,113)	3,947
NVIT Nationwide Fund - Class I (TRF)
94,703 shares (cost $925,398)	1,516,199
NVIT Government Bond Fund - Class I (GBF)
128,330 shares (cost $1,463,700)	1,375,702
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2,555 shares (cost $31,820)	32,090
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
28,078 shares (cost $287,897)	278,814
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
76,402 shares (cost $874,837)	952,729
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
14,310 shares (cost $164,312)	187,746
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
62,359 shares (cost $622,367)	690,314
NVIT Mid Cap Index Fund - Class I (MCIF)
84,002 shares (cost $1,594,663)	2,036,210
NVIT Money Market Fund - Class I (SAM)
1,724,089 shares (cost $1,724,089)	1,724,089
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
3,220 shares (cost $34,870)	35,225
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
29,800 shares (cost $304,134)	302,173
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
513 shares (cost $5,787)	5,464
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
26,953 shares (cost $462,008)	419,928
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
36,855 shares (cost $397,957)	548,399

NVIT Multi-Manager Small Company Fund - Class I (SCF)
50,211 shares (cost $892,880)	$1,078,029
NVIT Large Cap Growth Fund - Class I (NVOLG1)
429,278 shares (cost $7,192,955)	6,829,817
Invesco NVIT Comstock Value Fund - Class I (EIF)
9,978 shares (cost $89,815)	175,311
NVIT Real Estate Fund - Class I (NVRE1)
6,509 shares (cost $50,883)	41,005
Guardian Portfolio - I Class Shares (AMGP)
4,889 shares (cost $83,693)	71,668
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
41,793 shares (cost $955,085)	944,947
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
34,451 shares (cost $470,626)	525,036
Socially Responsive Portfolio - I Class Shares (AMSRS)
1,993 shares (cost $40,361)	44,982
Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
4,427 shares (cost $45,729)	45,597
VP Income & Growth Fund - Class I (ACVIG)
34,645 shares (cost $237,177)	322,887
VP International Fund - Class I (ACVI)
109,107 shares (cost $933,378)	1,022,331
VP Ultra(R) Fund - Class I (ACVU1)
2,370 shares (cost $33,947)	36,624
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
9,418 shares (cost $131,586)	177,811
Appreciation Portfolio - Initial Shares (DCAP)
16,476 shares (cost $614,988)	675,694
Quality Bond Fund II - Primary Shares (FQB)
57,128 shares (cost $639,549)	627,270
VIP Equity-Income Portfolio - Service Class (FEIS)
89,076 shares (cost $1,761,082)	1,947,200
VIP Growth Portfolio - Service Class (FGS)
74,725 shares (cost $2,562,368)	4,416,219
VIP High Income Portfolio - Service Class (FHIS)
67,615 shares (cost $379,649)	361,066
VIP Overseas Portfolio - Service Class (FOS)
35,368 shares (cost $695,161)	627,425
VIP Value Strategies Portfolio - Service Class (FVSS)
34,784 shares (cost $299,242)	547,496
ClearBridge Variable Equity Income Builder Portfolio - Class I (LPVCII)
38,068 shares (cost $424,836)	646,771
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
205,804 shares (cost $4,217,721)	4,009,065
Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)
60,426 shares (cost $434,736)	428,422
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
82,380 shares (cost $1,892,557)	2,340,420
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
18,957 shares (cost $801,718)	1,377,247
VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
141 shares (cost $2,557)	3,285
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
48,020 shares (cost $597,151)	499,407
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
4,748 shares (cost $142,481)	114,609

Total Investments	$44,241,268

Accounts Receivable - Emerging Markets Debt Portfolio - Class I (MSEM)	$14
Accounts Payable - NVIT Core Bond Fund - Class I (NVCBD1)	(4)
Accounts Payable - NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	(3)
Accounts Payable - NVIT Real Estate Fund - Class I (NVRE1)	(19)
Accounts Payable - VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)	(8)
Other Accounts Payable	(1,256)

$44,239,992

Contract Owners’ Equity:
Accumulation units	44,239,992

Total Contract Owners’ Equity (note 5)	$44,239,992

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF OPERATIONS

Year Ended December 31, 2016

Investment Activity:	Total	DSRG	JPMMV1	JACAS	JAGTS	JAIGS	MSEM	MSVRE
Reinvested dividends	$513,115	6,533	1,133	5,800	315	19,256	634	8,729
Mortality and expense risk charges (note 2)	(618,777)	(6,829)	(1,845)	(9,041)	(4,850)	(5,323)	(163)	(9,343)

Net investment income (loss)	(105,662)	(296)	(712)	(3,241)	(4,535)	13,933	471	(614)

Realized gain (loss) on investments	1,056,552	45,283	1,541	(14,842)	10,973	(19,388)	(149)	13,542
Change in unrealized gain (loss) on investments	(2,015,318)	(56,804)	8,854	(65,343)	20,974	(39,781)	664	20,042

Net gain (loss) on investments	(958,766)	(11,521)	10,395	(80,185)	31,947	(59,169)	515	33,584

Reinvested capital gains	3,678,990	49,638	6,784	86,287	12,161	10,894	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,614,562	37,821	16,467	2,861	39,573	(34,342)	986	32,970

Investment Activity:	NVAMV1	HIBF	GEM	GIG	NVNMO1	NVCBD1	TRF	GBF
Reinvested dividends	$21,109	12,344	689	5,010	207	122	20,812	28,140
Mortality and expense risk charges (note 2)	(13,078)	(2,979)	(1,133)	(3,262)	(464)	(54)	(20,622)	(21,723)

Net investment income (loss)	8,031	9,365	(444)	1,748	(257)	68	190	6,417

Realized gain (loss) on investments	25,504	(2,671)	(689)	386	(1,494)	(1)	13,463	(15,252)
Change in unrealized gain (loss) on investments	40,571	18,361	6,381	(4,751)	3,507	75	122,412	4,498

Net gain (loss) on investments	66,075	15,690	5,692	(4,365)	2,013	74	135,875	(10,754)

Reinvested capital gains	88,281	-	-	-	1,430	7	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$162,387	25,055	5,248	(2,617)	3,186	149	136,065	(4,337)

Investment Activity:	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMLG1
Reinvested dividends	$494	5,545	17,662	3,227	13,273	23,110	104	299
Mortality and expense risk charges (note 2)	(427)	(4,029)	(12,778)	(2,370)	(10,102)	(26,206)	(25,930)	(482)

Net investment income (loss)	67	1,516	4,884	857	3,171	(3,096)	(25,826)	(183)

Realized gain (loss) on investments	7,629	(368)	9,521	775	10,697	22,143	-	176
Change in unrealized gain (loss) on investments	(6,083)	823	(15,543)	(2,499)	(8,004)	130,443	-	(4,753)

Net gain (loss) on investments	1,546	455	(6,022)	(1,724)	2,693	152,586	-	(4,577)

Reinvested capital gains	1,318	5,903	50,452	12,466	24,969	175,144	36	5,022

Net increase (decrease) in contract owners’ equity resulting from operations	$2,931	7,874	49,314	11,599	30,833	324,634	(25,790)	262

Investment Activity:	NVMMG1	NVMMV2	SCGF	SCVF	SCF	NVOLG1	EIF	NVRE1
Reinvested dividends	$-	72	-	3,112	3,157	50,337	4,646	831
Mortality and expense risk charges (note 2)	(4,386)	(77)	(5,916)	(7,017)	(13,281)	(96,473)	(2,694)	(579)

Net investment income (loss)	(4,386)	(5)	(5,916)	(3,905)	(10,124)	(46,136)	1,952	252

Realized gain (loss) on investments	24,183	43	795	21,405	7,829	157,027	35,152	(31)
Change in unrealized gain (loss) on investments	(41,202)	352	(62,445)	43,518	44,939	(1,516,980)	(11,448)	(1,061)

Net gain (loss) on investments	(17,019)	395	(61,650)	64,923	52,768	(1,359,953)	23,704	(1,092)

Reinvested capital gains	34,625	466	93,864	49,087	145,369	1,542,171	-	3,305

Net increase (decrease) in contract owners’ equity resulting from operations	$13,220	856	26,298	110,105	188,013	136,082	25,656	2,465

Investment Activity:	AMGP	AMCG	AMTP	AMSRS	PMVSTA	ACVIG	ACVI	ACVU1
Reinvested dividends	$378	-	3,722	315	120	7,984	11,598	106
Mortality and expense risk charges (note 2)	(955)	(13,405)	(6,259)	(621)	(102)	(4,842)	(15,327)	(469)

Net investment income (loss)	(577)	(13,405)	(2,537)	(306)	18	3,142	(3,729)	(363)

Realized gain (loss) on investments	(265)	15,035	1,397	283	-	44,416	31,388	26
Change in unrealized gain (loss) on investments	(7,346)	(19,711)	64,461	1,996	(132)	(15,915)	(106,589)	168

Net gain (loss) on investments	(7,611)	(4,676)	65,858	2,279	(132)	28,501	(75,201)	194

Reinvested capital gains	13,021	43,911	40,801	1,618	217	6,658	-	1,260

Net increase (decrease) in contract owners’ equity resulting from operations	$4,833	25,830	104,122	3,591	103	38,301	(78,930)	1,091

Investment Activity:	DVSCS	DCAP	FQB	FEIS	FGS	FHIS	FOS	FVSS
Reinvested dividends	$1,403	11,156	23,131	40,587	-	18,369	8,819	5,444
Mortality and expense risk charges (note 2)	(2,166)	(9,626)	(9,178)	(26,545)	(63,991)	(5,003)	(9,095)	(7,155)

Net investment income (loss)	(763)	1,530	13,953	14,042	(63,991)	13,366	(276)	(1,711)

Realized gain (loss) on investments	1,742	38,374	52	(65,214)	267,544	(9,295)	(8,929)	7,317
Change in unrealized gain (loss) on investments	20,542	(98,784)	1,544	212,710	(693,897)	37,899	(36,871)	34,890

Net gain (loss) on investments	22,284	(60,410)	1,596	147,496	(426,353)	28,604	(45,800)	42,207

Reinvested capital gains	13,301	100,551	-	121,947	449,398	-	1,115	-

Net increase (decrease) in contract owners’ equity resulting from operations	$34,822	41,671	15,549	283,485	(40,946)	41,970	(44,961)	40,496

Investment Activity:	LPVCII	SBVI	SBVHY	OVGI	OVAG	VWHAS	VWEM	VWHA
Reinvested dividends	$9,905	58,817	25,816	25,794	-	11	2,309	397
Mortality and expense risk charges (note 2)	(9,531)	(53,567)	(5,817)	(32,191)	(20,203)	(39)	(7,066)	(1,393)

Net investment income (loss)	374	5,250	19,999	(6,397)	(20,203)	(28)	(4,757)	(996)

Realized gain (loss) on investments	37,998	105,726	10,354	95,895	90,170	4	(3,666)	(4,084)
Change in unrealized gain (loss) on investments	47,096	226,039	24,189	(145,587)	(166,926)	987	(455)	38,609

Net gain (loss) on investments	85,094	331,765	34,543	(49,692)	(76,756)	991	(4,121)	34,525

Reinvested capital gains	-	79,868	-	274,175	112,909	-	2,502	-

Net increase (decrease) in contract owners’ equity resulting from operations	$85,468	416,883	54,542	218,086	15,950	963	(6,376)	33,529

Investment Activity:	CAF
Reinvested dividends	$232
Mortality and expense risk charges (note 2)	(775)

Net investment income (loss)	(543)

Realized gain (loss) on investments	47,102
Change in unrealized gain (loss) on investments	(63,952)

Net gain (loss) on investments	(16,850)

Reinvested capital gains	16,059

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,334)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2016 and 2015

	Total		DSRG		JPMMV1		JACAS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(105,662)	(178,731)	(296)	(2,106)	(712)	(642)	(3,241)	(1,282)
Realized gain (loss) on investments	1,056,552	1,874,140	45,283	46,097	1,541	18,254	(14,842)	(639)
Change in unrealized gain (loss) on investments	(2,015,318)	(5,463,578)	(56,804)	(151,975)	8,854	(32,257)	(65,343)	(63,910)
Reinvested capital gains	3,678,990	3,461,353	49,638	82,228	6,784	10,213	86,287	132,322

Net increase (decrease) in contract owners’ equity resulting from operations	2,614,562	(306,816)	37,821	(25,756)	16,467	(4,432)	2,861	66,491

Equity transactions:
Purchase payments received from contract owners (note 3)	209,307	273,683	3,975	1,305	-	-	3,605	94
Transfers between funds	-	-	(10,582)	(18,050)	-	-	(22)	(600)
Redemptions (note 3)	(4,795,458)	(7,525,276)	(108,095)	(99,800)	(1,502)	(30,977)	(82,438)	(25,359)
Contract maintenance charges (note 2)	(8,328)	(9,335)	(112)	(99)	(6)	(6)	(141)	(140)
Contingent deferred sales charges (note 2)	(986)	(308)	-	-	-	-	-	-
Adjustments to maintain reserves	(538)	(306)	(34)	(16)	2	21	(25)	(22)

Net equity transactions	(4,596,003)	(7,261,542)	(114,848)	(116,660)	(1,506)	(30,962)	(79,021)	(26,027)

Net change in contract owners’ equity	(1,981,441)	(7,568,358)	(77,027)	(142,416)	14,961	(35,394)	(76,160)	40,464
Contract owners’ equity beginning of period	46,221,433	53,789,791	552,281	694,697	125,791	161,185	690,923	650,459

Contract owners’ equity end of period	$44,239,992	46,221,433	475,254	552,281	140,752	125,791	614,763	690,923

CHANGES IN UNITS:
Beginning units	2,622,866	3,023,040	43,012	51,642	5,185	6,378	41,285	42,893
Units purchased	89,401	176,649	308	99	-	-	234	6
Units redeemed	(371,199)	(576,823)	(9,309)	(8,729)	(56)	(1,193)	(4,979)	(1,614)

Ending units	2,341,068	2,622,866	34,011	43,012	5,129	5,185	36,540	41,285

	JAGTS		JAIGS		MSEM		MSVRE
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(4,535)	(2,018)	13,933	(4,366)	471	501	(614)	(444)
Realized gain (loss) on investments	10,973	17,079	(19,388)	(22,014)	(149)	(10)	13,542	5,809
Change in unrealized gain (loss) on investments	20,974	(43,201)	(39,781)	(36,241)	664	(808)	20,042	(580)
Reinvested capital gains	12,161	39,772	10,894	14,340	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	39,573	11,632	(34,342)	(48,281)	986	(317)	32,970	4,785

Equity transactions:
Purchase payments received from contract owners (note 3)	739	-	-	12,222	-	-	-	-
Transfers between funds	33,774	21,967	-	(3,315)	(1,830)	-	30,503	-
Redemptions (note 3)	(15,812)	(15,633)	(20,492)	(45,409)	(7)	-	(22,997)	(6,030)
Contract maintenance charges (note 2)	(53)	(51)	(72)	(87)	(9)	(12)	(92)	(118)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(4)	(10)	1	(21)	22	8	9	14

Net equity transactions	18,644	6,273	(20,563)	(36,610)	(1,824)	(4)	7,423	(6,134)

Net change in contract owners’ equity	58,217	17,905	(54,905)	(84,891)	(838)	(321)	40,393	(1,349)
Contract owners’ equity beginning of period	323,034	305,129	428,149	513,040	12,475	12,796	639,341	640,690

Contract owners’ equity end of period	$381,251	323,034	373,244	428,149	11,637	12,475	679,734	639,341

CHANGES IN UNITS:
Beginning units	40,734	39,700	39,178	42,211	388	388	13,537	13,666
Units purchased	3,889	4,687	-	1,146	-	-	589	-
Units redeemed	(1,799)	(3,653)	(2,051)	(4,179)	(57)	-	(461)	(129)

Ending units	42,824	40,734	37,127	39,178	331	388	13,665	13,537

	NVAMV1		HIBF		GEM		GIG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$8,031	9,738	9,365	8,805	(444)	(722)	1,748	(2,489)
Realized gain (loss) on investments	25,504	22,808	(2,671)	(1,108)	(689)	(2,289)	386	2,338
Change in unrealized gain (loss) on investments	40,571	(216,957)	18,361	(18,723)	6,381	(14,872)	(4,751)	(21,407)
Reinvested capital gains	88,281	125,976	-	2,256	-	-	-	10,052

Net increase (decrease) in contract owners’ equity resulting from operations	162,387	(58,435)	25,055	(8,770)	5,248	(17,883)	(2,617)	(11,506)

Equity transactions:
Purchase payments received from contract owners (note 3)	22,152	870	-	-	157	157	157	157
Transfers between funds	(2,468)	(16,628)	20,516	-	-	-	-	-
Redemptions (note 3)	(156,937)	(80,164)	(30,095)	(16,899)	(4,986)	(25,958)	(24,159)	(12,654)
Contract maintenance charges (note 2)	(194)	(251)	(40)	(44)	(21)	(26)	(31)	(34)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(33)	17	(1)	(19)	(2)	(12)	(11)	4

Net equity transactions	(137,480)	(96,156)	(9,620)	(16,962)	(4,852)	(25,839)	(24,044)	(12,527)

Net change in contract owners’ equity	24,907	(154,591)	15,435	(25,732)	396	(43,722)	(26,661)	(24,033)
Contract owners’ equity beginning of period	930,896	1,085,487	211,668	237,400	79,341	123,063	254,242	278,275

Contract owners’ equity end of period	$955,803	930,896	227,103	211,668	79,737	79,341	227,581	254,242

CHANGES IN UNITS:
Beginning units	43,525	47,904	11,021	11,870	4,573	5,875	19,628	20,536
Units purchased	902	41	955	-	9	8	13	11
Units redeemed	(6,794)	(4,420)	(1,471)	(849)	(255)	(1,310)	(1,976)	(919)

Ending units	37,633	43,525	10,505	11,021	4,327	4,573	17,665	19,628

	NVNMO1		NVCBD1		TRF		GBF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(257)	(395)	68	(562)	190	(3,558)	6,417	171
Realized gain (loss) on investments	(1,494)	(248)	(1)	(1,783)	13,463	15,473	(15,252)	(80,304)
Change in unrealized gain (loss) on investments	3,507	(3,496)	75	1,700	122,412	(16,680)	4,498	51,985
Reinvested capital gains	1,430	3,702	7	18	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,186	(437)	149	(627)	136,065	(4,765)	(4,337)	(28,148)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	2,013	1,417	9,800	21,980
Transfers between funds	-	-	-	(73,622)	(4,873)	(13,158)	(23,840)	(244,417)
Redemptions (note 3)	(17,308)	(20,315)	-	(2,893)	(150,971)	(144,305)	(201,734)	(506,960)
Contract maintenance charges (note 2)	-	-	-	-	(298)	(321)	(601)	(614)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	11	1	(1)	(4)	(33)	(4)	(18)	(13)

Net equity transactions	(17,297)	(20,314)	(1)	(76,519)	(154,162)	(156,371)	(216,393)	(730,024)

Net change in contract owners’ equity	(14,111)	(20,751)	148	(77,146)	(18,097)	(161,136)	(220,730)	(758,172)
Contract owners’ equity beginning of period	41,624	62,375	3,795	80,941	1,534,254	1,695,390	1,596,393	2,354,565

Contract owners’ equity end of period	$27,513	41,624	3,943	3,795	1,516,157	1,534,254	1,375,663	1,596,393

CHANGES IN UNITS:
Beginning units	1,876	2,742	314	6,555	94,716	104,160	97,226	141,230
Units purchased	1	-	-	314	126	87	727	2,222
Units redeemed	(770)	(866)	-	(6,555)	(9,619)	(9,531)	(13,607)	(46,226)

Ending units	1,107	1,876	314	314	85,223	94,716	84,346	97,226

	GVIDA		GVIDC		GVIDM		GVDMA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$67	24	1,516	876	4,884	1,764	857	(252)
Realized gain (loss) on investments	7,629	1,280	(368)	274	9,521	14,820	775	20,639
Change in unrealized gain (loss) on investments	(6,083)	(2,331)	823	(14,095)	(15,543)	(69,710)	(2,499)	(28,526)
Reinvested capital gains	1,318	-	5,903	9,725	50,452	37,898	12,466	3,531

Net increase (decrease) in contract owners’ equity resulting from operations	2,931	(1,027)	7,874	(3,220)	49,314	(15,228)	11,599	(4,608)

Equity transactions:
Purchase payments received from contract owners (note 3)	265	265	216	1,295	2,006	140	-	499
Transfers between funds	12,432	4,213	4,375	-	53,365	-	13,047	(7,111)
Redemptions (note 3)	(17,603)	(2,362)	(15,796)	(11,905)	(48,492)	(53,649)	(167)	(55,361)
Contract maintenance charges (note 2)	(80)	(48)	(56)	(40)	(299)	(304)	(107)	(156)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	(283)
Adjustments to maintain reserves	11	(20)	(9)	-	10	(22)	(8)	6

Net equity transactions	(4,975)	2,048	(11,270)	(10,650)	6,590	(53,835)	12,765	(62,406)

Net change in contract owners’ equity	(2,044)	1,021	(3,396)	(13,870)	55,904	(69,063)	24,364	(67,014)
Contract owners’ equity beginning of period	34,126	33,105	282,195	296,065	896,802	965,865	163,362	230,376

Contract owners’ equity end of period	$32,082	34,126	278,799	282,195	952,706	896,802	187,726	163,362

CHANGES IN UNITS:
Beginning units	1,830	1,732	20,402	21,161	53,309	56,420	9,058	12,504
Units purchased	4,360	253	322	93	3,139	8	687	27
Units redeemed	(4,597)	(155)	(1,118)	(852)	(2,844)	(3,119)	(14)	(3,473)

Ending units	1,593	1,830	19,606	20,402	53,604	53,309	9,731	9,058

	GVDMC		MCIF		SAM		NVMLG1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$3,171	2,103	(3,096)	(7,770)	(25,826)	(35,030)	(183)	(345)
Realized gain (loss) on investments	10,697	2,452	22,143	103,801	-	-	176	927
Change in unrealized gain (loss) on investments	(8,004)	(53,513)	130,443	(299,777)	-	-	(4,753)	(2,754)
Reinvested capital gains	24,969	38,294	175,144	135,870	36	-	5,022	2,976

Net increase (decrease) in contract owners’ equity resulting from operations	30,833	(10,664)	324,634	(67,876)	(25,790)	(35,030)	262	804

Equity transactions:
Purchase payments received from contract owners (note 3)	-	40,000	1,657	55	20,338	11,512	-	-
Transfers between funds	-	7,111	(9,340)	(28,460)	285,671	1,070,133	-	-
Redemptions (note 3)	(78,929)	(24,920)	(69,386)	(305,478)	(781,297)	(1,367,011)	(479)	(2,717)
Contract maintenance charges (note 2)	(40)	(39)	(216)	(268)	(645)	(669)	-	-
Contingent deferred sales charges (note 2)	(986)	-	-	-	-	-	-	-
Adjustments to maintain reserves	1	(15)	(38)	17	(18)	(16)	(3)	9

Net equity transactions	(79,954)	22,137	(77,323)	(334,134)	(475,951)	(286,051)	(482)	(2,708)

Net change in contract owners’ equity	(49,121)	11,473	247,311	(402,010)	(501,741)	(321,081)	(220)	(1,904)
Contract owners’ equity beginning of period	739,415	727,942	1,788,882	2,190,892	2,225,790	2,546,871	35,450	37,354

Contract owners’ equity end of period	$690,294	739,415	2,036,193	1,788,882	1,724,049	2,225,790	35,230	35,450

CHANGES IN UNITS:
Beginning units	47,405	46,001	54,190	63,773	213,436	240,806	1,527	1,642
Units purchased	-	2,967	49	2	45,134	112,756	-	-
Units redeemed	(4,945)	(1,563)	(2,235)	(9,585)	(90,918)	(140,126)	(21)	(115)

Ending units	42,460	47,405	52,004	54,190	167,652	213,436	1,506	1,527

	NVMMG1		NVMMV2		SCGF		SCVF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(4,386)	(5,849)	(5)	(26)	(5,916)	(7,063)	(3,905)	(4,395)
Realized gain (loss) on investments	24,183	44,914	43	382	795	36,556	21,405	37,947
Change in unrealized gain (loss) on investments	(41,202)	(93,520)	352	(1,247)	(62,445)	(91,256)	43,518	(132,343)
Reinvested capital gains	34,625	54,345	466	661	93,864	61,834	49,087	57,435

Net increase (decrease) in contract owners’ equity resulting from operations	13,220	(110)	856	(230)	26,298	71	110,105	(41,356)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,466	-	-	-	278	573	106	105
Transfers between funds	(40,947)	(8,830)	-	-	(20,806)	613	(10,169)	(3,414)
Redemptions (note 3)	(26,248)	(75,977)	(995)	(2,618)	(36,733)	(89,134)	(71,802)	(110,348)
Contract maintenance charges (note 2)	(48)	(54)	(6)	(6)	(22)	(27)	(101)	(132)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(25)	(9)	4	18	(18)	(9)	(51)	30

Net equity transactions	(64,802)	(84,870)	(997)	(2,606)	(57,301)	(87,984)	(82,017)	(113,759)

Net change in contract owners’ equity	(51,582)	(84,980)	(141)	(2,836)	(31,003)	(87,913)	28,088	(155,115)
Contract owners’ equity beginning of period	353,717	438,697	5,602	8,438	450,906	538,819	520,254	675,369

Contract owners’ equity end of period	$302,135	353,717	5,461	5,602	419,903	450,906	548,342	520,254

CHANGES IN UNITS:
Beginning units	15,547	18,977	226	327	25,540	30,320	15,574	18,736
Units purchased	122	-	-	-	59	147	3	3
Units redeemed	(3,019)	(3,430)	(36)	(101)	(3,328)	(4,927)	(2,357)	(3,165)

Ending units	12,650	15,547	190	226	22,271	25,540	13,220	15,574

	SCF		NVOLG1		EIF		NVRE1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(10,124)	(10,992)	(46,136)	(61,800)	1,952	322	252	555
Realized gain (loss) on investments	7,829	3,676	157,027	390,130	35,152	9,778	(31)	5
Change in unrealized gain (loss) on investments	44,939	(117,321)	(1,516,980)	(1,199,144)	(11,448)	(29,488)	(1,061)	(9,815)
Reinvested capital gains	145,369	100,516	1,542,171	1,157,419	-	-	3,305	6,297

Net increase (decrease) in contract owners’ equity resulting from operations	188,013	(24,121)	136,082	286,605	25,656	(19,388)	2,465	(2,958)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,095	639	21,844	39,655	3,853	-	-	-
Transfers between funds	(5,039)	(7,902)	58,065	(149,901)	(49,883)	-	-	-
Redemptions (note 3)	(52,439)	(186,898)	(638,312)	(995,469)	(42,566)	(35,521)	(2,051)	(541)
Contract maintenance charges (note 2)	(163)	(166)	(1,099)	(1,272)	(3)	(3)	(3)	(3)
Contingent deferred sales charges (note 2)	-	-	-	(13)	-	-	-	-
Adjustments to maintain reserves	(18)	(22)	(17)	(16)	(16)	(10)	3	(17)

Net equity transactions	(54,564)	(194,349)	(559,519)	(1,107,016)	(88,615)	(35,534)	(2,051)	(561)

Net change in contract owners’ equity	133,449	(218,470)	(423,437)	(820,411)	(62,959)	(54,922)	414	(3,519)
Contract owners’ equity beginning of period	944,535	1,163,005	7,253,211	8,073,622	238,237	293,159	40,572	44,091

Contract owners’ equity end of period	$1,077,984	944,535	6,829,774	7,253,211	175,278	238,237	40,986	40,572

CHANGES IN UNITS:
Beginning units	31,142	37,190	309,192	356,626	16,226	18,447	1,491	1,511
Units purchased	109	24	9,379	1,740	229	-	-	-
Units redeemed	(1,906)	(6,072)	(33,654)	(49,174)	(6,185)	(2,221)	(69)	(20)

Ending units	29,345	31,142	284,917	309,192	10,270	16,226	1,422	1,491

	AMGP		AMCG		AMTP		AMSRS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(577)	(476)	(13,405)	(16,494)	(2,537)	(4,338)	(306)	(393)
Realized gain (loss) on investments	(265)	943	15,035	83,427	1,397	70,219	283	823
Change in unrealized gain (loss) on investments	(7,346)	(22,792)	(19,711)	(151,750)	64,461	(165,624)	1,996	(5,556)
Reinvested capital gains	13,021	17,697	43,911	91,511	40,801	34,183	1,618	4,250

Net increase (decrease) in contract owners’ equity resulting from operations	4,833	(4,628)	25,830	6,694	104,122	(65,560)	3,591	(876)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	175	2,218	15,831	-	-	-	-
Transfers between funds	-	-	350	(13,401)	23,128	(186,536)	-	-
Redemptions (note 3)	(111)	(4,631)	(119,010)	(174,451)	(3,445)	(5,856)	(2,720)	(2,727)
Contract maintenance charges (note 2)	(25)	(26)	(116)	(144)	-	(8)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	2	4	(15)	(18)	3	(11)	(3)	7

Net equity transactions	(134)	(4,478)	(116,573)	(172,183)	19,686	(192,411)	(2,723)	(2,720)

Net change in contract owners’ equity	4,699	(9,106)	(90,743)	(165,489)	123,808	(257,971)	868	(3,596)
Contract owners’ equity beginning of period	66,965	76,071	1,035,649	1,201,138	401,218	659,189	44,110	47,706

Contract owners’ equity end of period	$71,664	66,965	944,906	1,035,649	525,026	401,218	44,978	44,110

CHANGES IN UNITS:
Beginning units	3,213	3,420	47,485	54,994	23,642	33,778	2,197	2,332
Units purchased	-	1	125	686	1,167	-	-	-
Units redeemed	(7)	(208)	(5,522)	(8,195)	(176)	(10,136)	(129)	(135)

Ending units	3,206	3,213	42,088	47,485	24,633	23,642	2,068	2,197

	PMVSTA		ACVIG		ACVI		ACVU1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$18	-	3,142	2,850	(3,729)	(12,704)	(363)	(495)
Realized gain (loss) on investments	-	-	44,416	30,782	31,388	79,971	26	1,634
Change in unrealized gain (loss) on investments	(132)	-	(15,915)	(105,473)	(106,589)	(80,778)	168	(8,577)
Reinvested capital gains	217	-	6,658	39,370	-	-	1,260	2,866

Net increase (decrease) in contract owners’ equity resulting from operations	103	-	38,301	(32,471)	(78,930)	(13,511)	1,091	(4,572)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	580	399	2,710	229	1,375	1,375
Transfers between funds	45,493	-	(10,483)	(35,128)	(6,418)	185,526	2,476	5,966
Redemptions (note 3)	-	-	(94,335)	(70,091)	(70,723)	(219,121)	(106)	-
Contract maintenance charges (note 2)	-	-	(77)	(107)	(135)	(131)	(6)	(3)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	1	-	(7)	(6)	3	(23)	1	(10)

Net equity transactions	45,494	-	(104,322)	(104,933)	(74,563)	(33,520)	3,740	7,328

Net change in contract owners’ equity	45,597	-	(66,021)	(137,404)	(153,493)	(47,031)	4,831	2,756
Contract owners’ equity beginning of period	-	-	388,879	526,283	1,175,812	1,222,843	31,787	29,031

Contract owners’ equity end of period	$45,597	-	322,858	388,879	1,022,319	1,175,812	36,618	31,787

CHANGES IN UNITS:
Beginning units	-	-	24,165	30,433	86,382	89,250	1,721	1,647
Units purchased	4,511	-	36	24	387	13,471	210	8,807
Units redeemed	-	-	(6,273)	(6,292)	(6,169)	(16,339)	(6)	(8,733)

Ending units	4,511	-	17,928	24,165	80,600	86,382	1,925	1,721

	DVSCS		DCAP		FQB		FEIS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(763)	(1,014)	1,530	2,152	13,953	17,132	14,042	34,868
Realized gain (loss) on investments	1,742	23,123	38,374	19,782	52	3,884	(65,214)	(80,529)
Change in unrealized gain (loss) on investments	20,542	(39,140)	(98,784)	(90,049)	1,544	(32,320)	212,710	(297,041)
Reinvested capital gains	13,301	12,133	100,551	37,776	-	-	121,947	225,813

Net increase (decrease) in contract owners’ equity resulting from operations	34,822	(4,898)	41,671	(30,339)	15,549	(11,304)	283,485	(116,889)

Equity transactions:
Purchase payments received from contract owners (note 3)	157	157	88	905	2,998	2,587	23,066	6,927
Transfers between funds	-	-	(2,089)	(4,788)	(288)	2,188	(23,795)	(1,398)
Redemptions (note 3)	(4,160)	(40,055)	(77,425)	(86,895)	(83,175)	(53,368)	(302,027)	(452,206)
Contract maintenance charges (note 2)	(20)	(41)	(95)	(109)	(142)	(193)	(393)	(446)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(17)	24	(5)	(13)	(6)	2	(20)	(20)

Net equity transactions	(4,040)	(39,915)	(79,526)	(90,900)	(80,613)	(48,784)	(303,169)	(447,143)

Net change in contract owners’ equity	30,782	(44,813)	(37,855)	(121,239)	(65,064)	(60,088)	(19,684)	(564,032)
Contract owners’ equity beginning of period	147,023	191,836	713,506	834,745	692,311	752,399	1,966,831	2,530,863

Contract owners’ equity end of period	$177,805	147,023	675,651	713,506	627,247	692,311	1,947,147	1,966,831

CHANGES IN UNITS:
Beginning units	6,208	7,802	42,749	48,092	38,954	41,641	110,512	134,468
Units purchased	6	7	13	75	164	267	1,184	403
Units redeemed	(158)	(1,601)	(4,713)	(5,418)	(4,642)	(2,954)	(17,581)	(24,359)

Ending units	6,056	6,208	38,049	42,749	34,476	38,954	94,115	110,512

	FGS		FHIS		FOS		FVSS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(63,991)	(66,768)	13,366	20,350	(276)	(483)	(1,711)	(1,964)
Realized gain (loss) on investments	267,544	479,325	(9,295)	(3,852)	(8,929)	3,569	7,317	4,124
Change in unrealized gain (loss) on investments	(693,897)	(281,154)	37,899	(35,217)	(36,871)	(1,559)	34,890	(26,096)
Reinvested capital gains	449,398	169,674	-	-	1,115	742	-	421

Net increase (decrease) in contract owners’ equity resulting from operations	(40,946)	301,077	41,970	(18,719)	(44,961)	2,269	40,496	(23,515)

Equity transactions:
Purchase payments received from contract owners (note 3)	6,107	25,882	564	955	4,106	-	4,612	-
Transfers between funds	(88,908)	(66,530)	9,153	4,736	(6,472)	168,070	-	-
Redemptions (note 3)	(379,642)	(855,453)	(67,130)	(91,759)	(23,794)	(47,485)	(7,411)	(217)
Contract maintenance charges (note 2)	(669)	(801)	(118)	(125)	(53)	(57)	(7)	(7)
Contingent deferred sales charges (note 2)	-	(12)	-	-	-	-	-	-
Adjustments to maintain reserves	(37)	(21)	(35)	(7)	(12)	(2)	11	(14)

Net equity transactions	(463,149)	(896,935)	(57,566)	(86,200)	(26,225)	120,526	(2,795)	(238)

Net change in contract owners’ equity	(504,095)	(595,858)	(15,596)	(104,919)	(71,186)	122,795	37,701	(23,753)
Contract owners’ equity beginning of period	4,920,262	5,516,120	376,618	481,537	698,579	575,784	509,787	533,540

Contract owners’ equity end of period	$4,416,167	4,920,262	361,022	376,618	627,393	698,579	547,488	509,787

CHANGES IN UNITS:
Beginning units	321,808	380,811	26,432	32,072	52,575	44,219	23,942	23,952
Units purchased	5,377	1,810	618	370	322	12,620	211	-
Units redeemed	(36,328)	(60,813)	(4,581)	(6,010)	(2,425)	(4,264)	(334)	(10)

Ending units	290,857	321,808	22,469	26,432	50,472	52,575	23,819	23,942

	LPVCII		SBVI		SBVHY		OVGI
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$374	2,755	5,250	(472)	19,999	20,497	(6,397)	(12,173)
Realized gain (loss) on investments	37,998	19,409	105,726	124,009	10,354	5,111	95,895	111,573
Change in unrealized gain (loss) on investments	47,096	(66,122)	226,039	(457,443)	24,189	(56,933)	(145,587)	(423,788)
Reinvested capital gains	-	-	79,868	162,638	-	-	274,175	371,752

Net increase (decrease) in contract owners’ equity resulting from operations	85,468	(43,958)	416,883	(171,268)	54,542	(31,325)	218,086	47,364

Equity transactions:
Purchase payments received from contract owners (note 3)	13,905	32,207	26,875	46,434	793	791	17,364	3,607
Transfers between funds	(8,665)	(2,882)	(11,533)	(68,763)	21	977	(19,113)	(87,571)
Redemptions (note 3)	(146,311)	(87,260)	(290,721)	(546,253)	(30,431)	(22,835)	(269,926)	(161,125)
Contract maintenance charges (note 2)	(283)	(327)	(646)	(734)	(136)	(145)	(526)	(588)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(18)	(9)	(19)	(2)	(13)	(2)	(34)	(33)

Net equity transactions	(141,372)	(58,271)	(276,044)	(569,318)	(29,766)	(21,214)	(272,235)	(245,710)

Net change in contract owners’ equity	(55,904)	(102,229)	140,839	(740,586)	24,776	(52,539)	(54,149)	(198,346)
Contract owners’ equity beginning of period	702,638	804,867	3,868,208	4,608,794	403,618	456,157	2,394,507	2,592,853

Contract owners’ equity end of period	$646,734	702,638	4,009,047	3,868,208	428,394	403,618	2,340,358	2,394,507

CHANGES IN UNITS:
Beginning units	51,900	56,097	183,787	209,707	18,610	19,527	142,119	156,785
Units purchased	987	2,969	1,296	2,216	35	76	981	216
Units redeemed	(10,755)	(7,166)	(14,128)	(28,136)	(1,317)	(993)	(16,888)	(14,882)

Ending units	42,132	51,900	170,955	183,787	17,328	18,610	126,212	142,119

	OVAG		VWHAS		VWEM		VWHA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(20,203)	(22,917)	(28)	(562)	(4,757)	(5,050)	(996)	(1,615)
Realized gain (loss) on investments	90,170	116,960	4	(7,922)	(3,666)	(3,103)	(4,084)	(795)
Change in unrealized gain (loss) on investments	(166,926)	(152,733)	987	(3,550)	(455)	(113,067)	38,609	(42,070)
Reinvested capital gains	112,909	144,626	-	-	2,502	30,887	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,950	85,936	963	(12,034)	(6,376)	(90,333)	33,529	(44,480)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,067	1,269	-	-	-	-	-	-
Transfers between funds	(49,325)	(14,568)	-	(45,042)	523	3,665	-	-
Redemptions (note 3)	(97,148)	(184,086)	-	-	(521)	(6,710)	(3,888)	(1,742)
Contract maintenance charges (note 2)	(255)	(236)	-	-	(55)	(60)	(2)	(5)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(6)	(32)	(3)	-	(2)	4	3	22

Net equity transactions	(143,667)	(197,653)	(3)	(45,042)	(55)	(3,101)	(3,887)	(1,725)

Net change in contract owners’ equity	(127,717)	(111,717)	960	(57,076)	(6,431)	(93,434)	29,642	(46,205)
Contract owners’ equity beginning of period	1,504,941	1,616,658	2,317	59,393	505,825	599,259	84,959	131,164

Contract owners’ equity end of period	$1,377,224	1,504,941	3,277	2,317	499,394	505,825	114,601	84,959

CHANGES IN UNITS:
Beginning units	102,551	115,796	425	7,129	16,905	16,984	3,826	3,877
Units purchased	371	85	-	5,539	55	129	-	-
Units redeemed	(9,917)	(13,330)	-	(12,243)	(51)	(208)	(184)	(51)

Ending units	93,005	102,551	425	425	16,909	16,905	3,642	3,826

	CAF		FOSR		ACVI3
	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(543)	(2,465)	-	(808)	-	(897)
Realized gain (loss) on investments	47,102	24,488	-	42,092	-	38,049
Change in unrealized gain (loss) on investments	(63,952)	(42,122)	-	(26,074)	-	(24,288)
Reinvested capital gains	16,059	27,334	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,334)	7,235	-	15,210	-	12,864

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	905	-	108
Transfers between funds	(186,004)	-	-	(179,377)	-	(193,773)
Redemptions (note 3)	(470)	(46,725)	-	(7,639)	-	(3,321)
Contract maintenance charges (note 2)	(11)	(25)	-	(2)	-	(25)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-
Adjustments to maintain reserves	(1)	(13)	-	(4)	-	3

Net equity transactions	(186,486)	(46,763)	-	(186,117)	-	(197,008)

Net change in contract owners’ equity	(187,820)	(39,528)	-	(170,907)	-	(184,144)
Contract owners’ equity beginning of period	187,820	227,348	-	170,907	-	184,144

Contract owners’ equity end of period	$-	187,820	-	-	-	-

CHANGES IN UNITS:
Beginning units	18,465	23,067	-	10,233	-	11,004
Units purchased	-	-	-	55	-	182
Units redeemed	(18,465)	(4,602)	-	(10,288)	-	(11,186)

Ending units	-	18,465	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2016

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-8 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 3, 1995. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in the following:

DREYFUS CORPORATION

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Appreciation Portfolio - Initial Shares (DCAP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS FUNDS

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Growth Series - Initial Class (MEGS)*

Total Return Series - Initial Class (MTRS)*

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)

Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)*

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)*

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)*

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Guardian Portfolio - I Class Shares (AMGP)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PIMCO FUNDS

Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

AMERICAN CENTURY INVESTORS INC.

VP Income & Growth Fund - Class I (ACVIG)

VP International Fund - Class I (ACVI)

VP Ultra(R) Fund - Class I (ACVU1)

FEDERATED INVESTORS

High Income Bond Fund II - Primary Shares (FHIB)*

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)*

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Growth Portfolio - Service Class (FGS)

VIP High Income Portfolio - Service Class (FHIS)

VIP Overseas Portfolio - Initial Class (FOP)*

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

LEGG MASON

ClearBridge Variable Equity Income Builder Portfolio - Class I (LPVCII)

ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

OPPENHEIMER FUNDS

Global Securities Fund/VA - Non-Service Shares (OVGS)*

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Discovery Mid Cap Growth Fund/VA - Non-Service  Shares (OVAG)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

*	At December 31, 2016, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2016 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 8 Options	America’s Vision	America’s Vision Plus
Variable Account Charge - Recurring	1.40%	1.40%
Beneficiary Protector Option	-	0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited	-	-

Maximum Variable Account Charges*	1.40%	1.80%
*	When maximum options are elected.

The following table provides variable account charges by asset fee rates for the period ended December 31, 2016.

	Total	DSRG	JPMMV1	JACAS	JAGTS	JAIGS	MSEM	MSVRE

1.40%	$617,548	$6,829	$1,845	$8,839	$4,850	$5,323	$163	$9,343
1.80%	1,229	-	-	202	-	-	-	-

Totals	$618,777	$6,829	$1,845	$9,041	$4,850	$5,323	$163	$9,343

	NVAMV1	HIBF	GEM	GIG	NVNMO1	NVCBD1	TRF	GBF

1.40%	$13,004	$2,979	$1,133	$3,262	$464	$54	$20,483	$21,685
1.80%	74	-	-	-	-	-	139	38

Totals	$13,078	$2,979	$1,133	$3,262	$464	$54	$20,622	$21,723

	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMLG1

1.40%	$427	$4,029	$12,778	$2,370	$10,102	$26,098	$25,930	$482
1.80%	-	-	-	-	-	108	-	-

Totals	$427	$4,029	$12,778	$2,370	$10,102	$26,206	$25,930	$482

	NVMMG1	NVMMV2	SCGF	SCVF	SCF	NVOLG1	EIF	NVRE1

1.40%	$4,386	$77	$5,916	$7,017	$13,281	$96,292	$2,694	$579
1.80%	-	-	-	-	-	181	-	-

Totals	$4,386	$77	$5,916	$7,017	$13,281	$96,473	$2,694	$579

	AMGP	AMCG	AMTP	AMSRS	PMVSTA	ACVIG	ACVI	ACVU1

1.40%	$955	$13,405	$6,259	$621	$102	$4,842	$15,327	$469
1.80%	-	-	-	-	-	-	-	-

Totals	$955	$13,405	$6,259	$621	$102	$4,842	$15,327	$469

	DVSCS	DCAP	FQB	FEIS	FGS	FHIS	FOS	FVSS

1.40%	$2,166	$9,550	$9,140	$26,422	$63,873	$5,003	$9,095	$7,155
1.80%	-	76	38	123	118	-	-	-

Totals	$2,166	$9,626	$9,178	$26,545	$63,991	$5,003	$9,095	$7,155

	LPVCII	SBVI	SBVHY	OVGI	OVAG	VWHAS	VWEM	VWHA

1.40%	$9,531	$53,495	$5,817	$32,131	$20,203	$39	$7,066	$1,393
1.80%	-	72	-	60	-	-	-	-

Totals	$9,531	$53,567	$5,817	$32,191	$20,203	$39	$7,066	$1,393

	CAF

1.40%	$775
1.80%	-

Totals	$775

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2016 and 2015, total transfers to the Account from the fixed account were $35,597 and $41,603, respectively, and total transfers from the Account to the fixed account were $290,911 and $172,577, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $37,317 and $9,830 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2016 and December 31, 2015, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2016.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$44,241,268	$-	$-	$44,241,268

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2016 are as follows:

	Purchase of Investments	Sales of Investments
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	$60,189	$125,660
Mid Cap Value Portfolio: Class 1 (JPMMV1)	7,917	3,353
Forty Portfolio: Service Shares (JACAS)	93,825	89,775
Global Technology Portfolio: Service Shares (JAGTS)	46,954	20,680
Overseas Portfolio: Service Shares (JAIGS)	30,150	25,887
Emerging Markets Debt Portfolio - Class I (MSEM)	634	2,008
U.S. Real Estate Portfolio - Class I (MSVRE)	39,204	32,404
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	130,730	171,866
Federated NVIT High Income Bond Fund - Class I (HIBF)	32,852	33,106
NVIT Emerging Markets Fund - Class I (GEM)	782	6,075
NVIT International Equity Fund - Class I (GIG)	5,010	27,293
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	1,638	17,772
NVIT Core Bond Fund - Class I (NVCBD1)	129	54
NVIT Nationwide Fund - Class I (TRF)	22,407	176,345
NVIT Government Bond Fund - Class I (GBF)	30,645	240,604
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	82,791	86,392
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	15,877	19,720
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	121,408	59,492
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	28,733	2,638
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	38,243	90,057
NVIT Mid Cap Index Fund - Class I (MCIF)	199,785	105,021
NVIT Money Market Fund - Class I (SAM)	168,766	670,489
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	5,320	961
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	34,625	69,163
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	538	1,078
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	94,514	63,849
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	52,198	88,983
NVIT Multi-Manager Small Company Fund - Class I (SCF)	149,920	69,220
NVIT Large Cap Growth Fund - Class I (NVOLG1)	1,799,082	862,524
Invesco NVIT Comstock Value Fund - Class I (EIF)	5,205	91,852
NVIT Real Estate Fund - Class I (NVRE1)	4,136	2,634
Guardian Portfolio - I Class Shares (AMGP)	13,399	1,091
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	45,256	131,307
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	67,632	9,686
Socially Responsive Portfolio - I Class Shares (AMSRS)	1,933	3,341
Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)	45,830	102
VP Income & Growth Fund - Class I (ACVIG)	22,082	116,597
VP International Fund - Class I (ACVI)	16,004	94,298
VP Ultra(R) Fund - Class I (ACVU1)	5,159	523
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	14,757	6,241
Appreciation Portfolio - Initial Shares (DCAP)	113,633	91,073
Quality Bond Fund II - Primary Shares (FQB)	23,968	90,621
VIP Equity-Income Portfolio - Service Class (FEIS)	191,076	358,237
VIP Growth Portfolio - Service Class (FGS)	524,391	602,095
VIP High Income Portfolio - Service Class (FHIS)	27,702	71,867
VIP Overseas Portfolio - Service Class (FOS)	14,386	39,759
VIP Value Strategies Portfolio - Service Class (FVSS)	9,872	14,388
ClearBridge Variable Equity Income Builder Portfolio - Class I (LPVCII)	24,645	165,625
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)	163,247	354,154
Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)	25,817	35,569
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	319,061	323,483
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	116,606	167,560
VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)	11	39
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	6,799	9,107
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	397	5,283
American Century NVIT Growth Fund - Class I (Obsolete) (CAF)	16,291	187,284

	$5,114,161	$6,136,285

(5) Financial Highlights

The Company offers two variable annuity products through the Account, one of which provides an optional feature and associated fee that is assessed to the contract owner. The election of this feature results in an increase to the contract expense rate. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2016, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2016. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes in Contract Owners’ Equity to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2016	1.40%	34,011	$13.97	$475,254	1.34%	8.83%
2015	1.40%	43,012	12.84	552,281	1.07%	-4.55%
2014	1.40%	51,642	13.45	694,697	1.08%	11.86%
2013	1.40%	58,088	12.03	698,519	1.32%	32.46%
2012	1.40%	84,008	9.08	762,632	0.83%	10.40%
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2016	1.40%	5,129	27.44	140,752	0.86%	13.09%
2015	1.40%	5,185	24.26	125,791	0.95%	-4.02%
2014	1.40%	6,378	25.28	161,185	0.77%	13.50%
2013	1.40%	6,815	22.27	151,774	0.98%	30.45%
2012	1.40%	6,253	17.07	106,768	1.18%	18.69%
Forty Portfolio: Service Shares (JACAS)
2016	1.40% to 1.80%	36,540	16.77 to 20.46	614,763	0.90%	0.52% to 0.11%
2015	1.40% to 1.80%	41,285	16.68 to 20.44	690,923	1.24%	10.37% to 9.92%
2014	1.40% to 1.80%	42,893	15.12 to 18.59	650,459	0.03%	6.95% to 6.52%
2013	1.40% to 1.80%	47,819	14.13 to 17.46	678,482	0.58%	29.05% to 28.53%
2012	1.40% to 1.80%	68,467	10.95 to 13.58	751,976	0.53%	22.12% to 21.62%
Global Technology Portfolio: Service Shares (JAGTS)
2016	1.40%	42,824	8.90	381,251	0.09%	12.26%
2015	1.40%	40,734	7.93	323,034	0.77%	3.18%
2014	1.40%	39,700	7.69	305,129	0.00%	7.82%
2013	1.40%	42,524	7.13	303,138	0.00%	33.50%
2012	1.40%	57,027	5.34	304,521	0.00%	17.48%
Overseas Portfolio: Service Shares (JAIGS)
2016	1.40%	37,127	10.05	373,244	5.04%	-8.01%
2015	1.40%	39,178	10.93	428,149	0.51%	-10.08%
2014	1.40%	42,211	12.15	513,040	5.84%	-13.33%
2013	1.40%	52,926	14.02	742,211	3.17%	12.68%
2012	1.40%	68,524	12.45	852,787	0.70%	11.59%
Emerging Markets Debt Portfolio - Class I (MSEM)
2016	1.40%	331	35.05	11,637	5.35%	9.01%
2015	1.40%	388	32.15	12,475	5.29%	-2.50%
2014	1.40%	388	32.98	12,796	5.46%	1.49%
2013	1.40%	389	32.50	12,640	3.99%	-10.03%
2012	1.40%	389	36.12	14,049	2.85%	16.31%
U.S. Real Estate Portfolio - Class I (MSVRE)
2016	1.40%	13,665	49.74	679,734	1.31%	5.32%
2015	1.40%	13,537	47.23	639,341	1.35%	0.74%
2014	1.40%	13,666	46.88	640,690	1.44%	27.91%
2013	1.40%	14,064	36.65	515,492	1.10%	0.62%
2012	1.40%	18,802	36.43	684,874	0.86%	14.21%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2016	1.40% to 1.80%	37,633	25.40 to 24.62	955,803	2.26%	18.76% to 18.28%
2015	1.40% to 1.80%	43,525	21.39 to 20.82	930,896	2.39%	-5.62% to -6.00%
2014	1.40% to 1.80%	47,904	22.66 to 22.15	1,085,487	1.91%	11.54% to 11.08%
2013	1.40% to 1.80%	55,754	20.32 to 19.94	1,132,707	1.86%	30.05% to 29.53%
2012	1.40% to 1.80%	60,374	15.62 to 15.39	943,171	0.95%	13.05% to 12.59%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2016	1.40%	10,505	21.62	227,103	5.78%	12.56%
2015	1.40%	11,021	19.21	211,668	5.19%	-3.97%
2014	1.40%	11,870	20.00	237,400	5.21%	1.11%
2013	1.40%	13,336	19.78	263,779	6.21%	5.57%
2012	1.40%	17,105	18.74	320,468	8.20%	12.95%
NVIT Emerging Markets Fund - Class I (GEM)
2016	1.40%	4,327	18.43	79,737	0.85%	6.21%
2015	1.40%	4,573	17.35	79,341	0.72%	-17.17%
2014	1.40%	5,875	20.95	123,063	0.85%	-6.83%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT International Equity Fund - Class I (GIG)
2016	1.40%	17,665	$12.88	$227,581	2.14%	-0.54%
2015	1.40%	19,628	12.95	254,242	0.50%	-4.41%
2014	1.40%	20,536	13.55	278,275	3.52%	-1.84%
2013	1.40%	14,202	13.81	196,067	0.53%	16.18%
2012	1.40%	14,815	11.88	176,040	0.82%	13.99%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2016	1.40%	1,107	24.85	27,513	0.62%	12.02%
2015	1.40%	1,876	22.19	41,624	0.65%	-2.46%
2014	1.40%	2,742	22.75	62,375	1.76%	5.11%
2013	1.40%	847	21.64	18,332	1.85%	41.81%
2012	1.40%	213	15.26	3,251	1.26%	15.30%
NVIT Core Bond Fund - Class I (NVCBD1)
2016	1.40%	314	12.56	3,943	3.10%	3.88%
2015	1.40%	314	12.09	3,795	0.25%	-2.11%
2014	1.40%	6,555	12.35	80,941	23.45%	3.58%
2013	1.40%	236	11.92	2,813	0.64%	-3.28%
2012	1.40%	1,788	12.33	22,038	2.99%	6.24%
NVIT Nationwide Fund - Class I (TRF)
2016	1.40% to 1.80%	85,223	17.79 to 17.09	1,516,157	1.41%	9.83% to 9.39%
2015	1.40% to 1.80%	94,716	16.20 to 15.63	1,534,254	1.20%	-0.48% to -0.88%
2014	1.40% to 1.80%	104,160	16.28 to 15.77	1,695,390	1.14%	10.58% to 10.13%
2013	1.40% to 1.80%	113,917	14.72 to 14.32	1,676,864	1.28%	29.27% to 28.74%
2012	1.40% to 1.80%	133,593	11.39 to 11.12	1,521,315	1.34%	12.61% to 12.15%
NVIT Government Bond Fund - Class I (GBF)
2016	1.40% to 1.80%	84,346	16.31 to 13.68	1,375,663	1.83%	-0.66% to -1.07%
2015	1.40% to 1.80%	97,226	16.42 to 13.83	1,596,393	1.43%	-1.51% to -1.91%
2014	1.40% to 1.80%	141,230	16.67 to 14.10	2,354,565	2.02%	3.11% to 2.69%
2013	1.40% to 1.80%	146,589	16.17 to 13.73	2,369,914	1.91%	-5.40% to -5.78%
2012	1.40% to 1.80%	169,600	17.10 to 14.57	2,898,511	2.06%	1.61% to 1.20%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2016	1.40%	1,593	20.14	32,082	1.59%	7.94%
2015	1.40%	1,830	18.66	34,126	1.47%	-2.38%
2014	1.40%	1,732	19.11	33,105	1.63%	3.52%
2013	1.40%	1,837	18.46	33,901	1.60%	25.47%
2012	1.40%	1,768	14.72	26,034	1.44%	14.28%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2016	1.40%	19,606	14.22	278,799	1.93%	2.81%
2015	1.40%	20,402	13.83	282,195	1.71%	-1.14%
2014	1.40%	21,161	13.99	296,065	1.83%	2.44%
2013	1.40%	21,398	13.66	292,262	1.76%	3.36%
2012	1.40%	21,629	13.21	285,802	1.44%	3.70%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2016	1.40%	53,604	17.77	952,706	1.93%	5.65%
2015	1.40%	53,309	16.82	896,802	1.60%	-1.73%
2014	1.40%	56,420	17.12	965,865	1.67%	3.71%
2013	1.40%	62,184	16.51	1,026,472	1.06%	14.99%
2012	1.40%	112,591	14.35	1,616,194	1.98%	9.26%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2016	1.40%	9,731	19.29	187,726	1.89%	6.97%
2015	1.40%	9,058	18.04	163,362	1.28%	-2.12%
2014	1.40%	12,504	18.43	230,376	1.13%	3.49%
2013	1.40%	33,740	17.80	600,730	1.33%	20.66%
2012	1.40%	61,749	14.76	911,139	1.35%	12.16%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2016	1.40%	42,460	$16.26	$690,294	1.85%	4.23%
2015	1.40%	47,405	15.60	739,415	1.69%	-1.43%
2014	1.40%	46,001	15.82	727,942	1.77%	3.27%
2013	1.40%	48,589	15.32	744,527	1.66%	8.95%
2012	1.40%	55,906	14.06	786,286	1.71%	6.52%
NVIT Mid Cap Index Fund - Class I (MCIF)
2016	1.40% to 1.80%	52,004	39.20 to 27.90	2,036,193	1.23%	18.61% to 18.13%
2015	1.40% to 1.80%	54,190	33.05 to 23.62	1,788,882	1.04%	-3.90% to -4.29%
2014	1.40% to 1.80%	63,773	34.39 to 24.68	2,190,892	1.03%	7.89% to 7.45%
2013	1.40% to 1.80%	69,962	31.88 to 22.97	2,227,221	1.08%	31.19% to 30.65%
2012	1.40% to 1.80%	82,810	24.30 to 17.58	2,009,854	1.00%	15.82% to 15.35%
NVIT Money Market Fund - Class I (SAM)
2016	1.40%	167,652	10.28	1,724,049	0.01%	-1.39%
2015	1.40%	213,436	10.43	2,225,790	0.00%	-1.40%
2014	1.40%	240,806	10.58	2,546,871	0.00%	-1.40%
2013	1.40%	270,923	10.73	2,906,095	0.00%	-1.40%
2012	1.40%	275,121	10.88	2,993,017	0.00%	-1.40%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2016	1.40%	1,506	23.38	35,230	0.86%	0.76%
2015	1.40%	1,527	23.20	35,450	0.46%	1.99%
2014	1.40%	1,642	22.75	37,354	0.50%	8.89%
2013	1.40%	1,665	20.89	34,785	0.78%	32.86%
2012	1.40%	1,689	15.73	26,560	0.53%	14.72%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2016	1.40%	12,650	23.88	302,135	0.00%	4.98%
2015	1.40%	15,547	22.75	353,717	0.00%	-1.58%
2014	1.40%	18,977	23.12	438,697	0.00%	2.58%
2013	1.40%	21,415	22.54	482,613	0.00%	37.00%
2012	1.40%	25,278	16.45	415,816	0.00%	13.29%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2016	1.40%	190	28.74	5,461	1.27%	15.95%
2015	1.40%	226	24.79	5,602	1.00%	-4.25%
2014	1.40%	327	25.88	8,438	1.44%	15.38%
2013	1.40%	285	22.43	6,394	1.26%	33.78%
2012	1.40%	91	16.77	1,526	1.17%	14.71%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2016	1.40%	22,271	18.85	419,903	0.00%	6.79%
2015	1.40%	25,540	17.65	450,906	0.00%	-0.65%
2014	1.40%	30,320	17.77	538,819	0.00%	1.37%
2013	1.40%	32,337	17.53	566,867	0.00%	42.27%
2012	1.40%	33,845	12.32	417,022	0.00%	11.85%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2016	1.40%	13,220	41.48	548,342	0.62%	24.17%
2015	1.40%	15,574	33.40	520,254	0.66%	-7.34%
2014	1.40%	18,736	36.05	675,369	0.52%	5.52%
2013	1.40%	19,366	34.16	661,572	0.80%	38.44%
2012	1.40%	22,192	24.68	547,628	0.84%	18.76%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2016	1.40%	29,345	36.73	1,077,984	0.33%	21.12%
2015	1.40%	31,142	30.33	944,535	0.36%	-3.01%
2014	1.40%	37,190	31.27	1,163,005	0.17%	-0.60%
2013	1.40%	41,432	31.46	1,303,433	0.13%	38.94%
2012	1.40%	48,271	22.64	1,093,041	0.15%	13.88%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2016	1.40% to 1.80%	284,917	23.97 to 23.24	6,829,774	0.73%	2.19% to 1.77%
2015	1.40% to 1.80%	309,192	23.46 to 22.83	7,253,211	0.62%	3.62% to 3.20%
2014	1.40% to 1.80%	356,626	22.64 to 22.12	8,073,622	0.72%	7.28% to 6.84%
2013	1.40% to 1.80%	388,648	21.10 to 20.71	8,201,806	0.77%	34.79% to 34.24%
2012	1.40% to 1.80%	454,585	15.66 to 15.43	7,117,263	0.68%	17.02% to 16.54%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco NVIT Comstock Value Fund - Class I (EIF)
2016	1.40%	10,270	$17.07	$175,278	2.40%	16.24%
2015	1.40%	16,226	14.68	238,237	1.53%	-7.61%
2014	1.40%	18,447	15.89	293,159	1.75%	7.64%
2013	1.40%	19,051	14.76	281,269	0.00%	33.74%
2012	1.40%	19,745	11.04	217,979	1.11%	16.80%
NVIT Real Estate Fund - Class I (NVRE1)
2016	1.40%	1,422	28.82	40,986	1.99%	5.85%
2015	1.40%	1,491	27.23	40,572	2.72%	-6.68%
2014	1.40%	1,511	29.18	44,091	3.51%	27.08%
2013	1.40%	1,142	22.96	26,199	1.54%	1.60%
2012	1.40%	1,092	22.60	24,678	1.06%	14.16%
Guardian Portfolio - I Class Shares (AMGP)
2016	1.40%	3,206	22.35	71,664	0.55%	7.22%
2015	1.40%	3,213	20.84	66,965	0.73%	-6.30%
2014	1.40%	3,420	22.24	76,071	0.46%	7.50%
2013	1.40%	3,428	20.69	70,908	0.76%	36.87%
2012	1.40%	4,224	15.12	63,854	0.26%	11.14%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2016	1.40%	42,088	22.45	944,906	0.00%	2.94%
2015	1.40%	47,485	21.81	1,035,649	0.00%	-0.14%
2014	1.40%	54,994	21.84	1,201,138	0.00%	6.08%
2013	1.40%	59,491	20.59	1,224,921	0.00%	30.76%
2012	1.40%	68,016	15.75	1,071,053	0.00%	10.84%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2016	1.40%	24,633	21.31	525,026	0.83%	25.59%
2015	1.40%	23,642	16.97	401,218	0.62%	-13.04%
2014	1.40%	33,778	19.52	659,189	0.69%	8.31%
2013	1.40%	42,872	18.02	772,438	1.25%	29.30%
2012	1.40%	24,283	13.93	338,368	0.42%	14.96%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2016	1.40%	2,068	21.75	44,978	0.71%	8.33%
2015	1.40%	2,197	20.08	44,110	0.58%	-1.86%
2014	1.40%	2,332	20.46	47,706	0.38%	8.84%
2013	1.40%	2,462	18.80	46,276	2.14%	35.68%
2012	1.40%	250	13.85	3,463	0.23%	9.42%
Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2016	1.40%	4,511	10.11	45,597	0.26%	1.08%	****
VP Income & Growth Fund - Class I (ACVIG)
2016	1.40%	17,928	18.01	322,858	2.30%	11.90%
2015	1.40%	24,165	16.09	388,879	2.05%	-6.94%
2014	1.40%	30,433	17.29	526,283	2.01%	10.93%
2013	1.40%	39,065	15.59	609,003	2.19%	33.92%
2012	1.40%	45,543	11.64	530,147	2.06%	13.13%
VP International Fund - Class I (ACVI)
2016	1.40%	80,600	12.68	1,022,319	1.06%	-6.82%
2015	1.40%	86,382	13.61	1,175,812	0.37%	-0.65%
2014	1.40%	89,250	13.70	1,222,843	1.70%	-6.83%
2013	1.40%	97,887	14.71	1,439,495	1.74%	20.70%
2012	1.40%	118,705	12.18	1,446,290	0.85%	19.46%
VP Ultra(R) Fund - Class I (ACVU1)
2016	1.40%	1,925	19.02	36,618	0.32%	2.99%
2015	1.40%	1,721	18.47	31,787	0.26%	4.78%
2014	1.40%	1,647	17.63	29,031	0.34%	8.46%
2013	1.40%	2,104	16.25	34,195	0.52%	35.16%
2012	1.40%	2,006	12.03	24,110	0.00%	12.33%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2016	1.40%	6,056	$29.36	$177,805	0.90%	23.97%
2015	1.40%	6,208	23.68	147,023	0.81%	-3.70%
2014	1.40%	7,802	24.59	191,836	0.59%	3.65%
2013	1.40%	8,500	23.72	201,639	1.09%	38.75%
2012	1.40%	8,815	17.10	150,716	0.41%	14.12%
Appreciation Portfolio - Initial Shares (DCAP)
2016	1.40% to 1.80%	38,049	17.77 to 15.94	675,651	1.63%	6.40% to 5.97%
2015	1.40% to 1.80%	42,749	16.70 to 15.04	713,506	1.69%	-3.83% to -4.22%
2014	1.40% to 1.80%	48,092	17.37 to 15.70	834,745	1.84%	6.58% to 6.15%
2013	1.40% to 1.80%	51,292	16.30 to 14.80	835,388	1.93%	19.41% to 18.92%
2012	1.40% to 1.80%	61,042	13.65 to 12.44	832,664	3.73%	8.88% to 8.44%
Quality Bond Fund II - Primary Shares (FQB)
2016	1.40% to 1.80%	34,476	18.20 to 15.38	627,247	3.54%	2.37% to 1.96%
2015	1.40% to 1.80%	38,954	17.78 to 15.08	692,311	3.77%	-1.64% to -2.04%
2014	1.40% to 1.80%	41,641	18.08 to 15.40	752,399	3.65%	2.34% to 1.92%
2013	1.40% to 1.80%	45,617	17.67 to 15.10	805,026	4.14%	-0.38% to -0.78%
2012	1.40% to 1.80%	63,402	17.73 to 15.22	1,123,446	3.72%	8.18% to 7.74%
VIP Equity-Income Portfolio - Service Class (FEIS)
2016	1.40% to 1.80%	94,115	20.70 to 17.60	1,947,147	2.14%	16.26% to 15.79%
2015	1.40% to 1.80%	110,512	17.81 to 15.20	1,966,831	2.95%	-5.43% to -5.82%
2014	1.40% to 1.80%	134,468	18.83 to 16.14	2,530,863	2.69%	7.13% to 6.69%
2013	1.40% to 1.80%	146,331	17.58 to 15.13	2,570,600	2.40%	26.22% to 25.71%
2012	1.40% to 1.80%	163,209	13.93 to 12.03	2,271,651	2.89%	15.54% to 15.07%
VIP Growth Portfolio - Service Class (FGS)
2016	1.40% to 1.80%	290,857	15.18 to 14.19	4,416,167	0.00%	-0.69% to -1.09%
2015	1.40% to 1.80%	321,808	15.29 to 14.35	4,920,262	0.16%	5.55% to 5.13%
2014	1.40% to 1.80%	380,811	14.49 to 13.65	5,516,120	0.09%	9.63% to 9.19%
2013	1.40% to 1.80%	415,841	13.21 to 12.50	5,494,248	0.19%	34.30% to 33.75%
2012	1.40% to 1.80%	474,132	9.84 to 9.35	4,664,620	0.47%	12.94% to 12.48%
VIP High Income Portfolio - Service Class (FHIS)
2016	1.40%	22,469	16.07	361,022	5.13%	12.78%
2015	1.40%	26,432	14.25	376,618	6.03%	-5.10%
2014	1.40%	32,072	15.01	481,537	4.95%	-0.34%
2013	1.40%	37,170	15.07	559,986	5.01%	4.39%
2012	1.40%	52,014	14.43	750,638	5.50%	12.59%
VIP Overseas Portfolio - Service Class (FOS)
2016	1.40%	50,472	12.43	627,393	1.35%	-6.45%
2015	1.40%	52,575	13.29	698,579	1.34%	2.04%
2014	1.40%	44,219	13.02	575,784	1.23%	-9.45%
2013	1.40%	47,357	14.38	680,975	1.29%	28.55%
2012	1.40%	51,246	11.19	573,228	1.72%	18.85%
VIP Value Strategies Portfolio - Service Class (FVSS)
2016	1.40%	23,819	22.99	547,488	1.06%	7.95%
2015	1.40%	23,942	21.29	509,787	1.05%	-4.41%
2014	1.40%	23,952	22.28	533,540	0.92%	5.20%
2013	1.40%	25,074	21.17	530,932	0.86%	28.62%
2012	1.40%	24,958	16.46	410,882	0.53%	25.32%
ClearBridge Variable Equity Income Builder Portfolio - Class I (LPVCII)
2016	1.40%	42,132	15.35	646,734	1.46%	13.38%
2015	1.40%	51,900	13.54	702,638	1.78%	-5.64%
2014	1.40%	56,097	14.35	804,867	2.14%	12.02%
2013	1.40%	63,360	12.81	811,518	1.60%	24.18%
2012	1.40%	77,379	10.31	798,096	2.87%	12.60%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
2016	1.40% to 1.80%	170,955	$23.46 to 17.80	$4,009,047	1.54%	11.42% to 10.97%
2015	1.40% to 1.80%	183,787	21.05 to 16.04	3,868,208	1.41%	-4.23% to -4.62%
2014	1.40% to 1.80%	209,707	21.98 to 16.82	4,608,794	4.61%	10.14% to 9.70%
2013	1.40%	77,944	19.96	1,555,657	1.66%	30.52%
2012	1.40%	86,272	15.29	1,319,269	2.20%	14.87%
Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)
2016	1.40%	17,328	24.72	428,394	6.22%	13.99%
2015	1.40%	18,610	21.69	403,618	6.08%	-7.16%
2014	1.40%	19,527	23.36	456,157	6.56%	-2.54%
2013	1.40%	23,071	23.97	552,970	5.54%	4.78%
2012	1.40%	27,266	22.87	623,667	7.14%	16.67%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2016	1.40% to 1.80%	126,212	18.54 to 17.99	2,340,358	1.12%	10.06% to 9.61%
2015	1.40% to 1.80%	142,119	16.85 to 16.41	2,394,507	0.92%	1.88% to 1.47%
2014	1.40% to 1.80%	156,785	16.54 to 16.17	2,592,853	0.82%	9.15% to 8.71%
2013	1.40% to 1.80%	177,762	15.15 to 14.88	2,693,176	1.10%	29.93% to 29.40%
2012	1.40% to 1.80%	204,255	11.66 to 11.50	2,381,774	0.94%	15.23% to 14.76%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2016	1.40%	93,005	14.81	1,377,224	0.00%	0.91%
2015	1.40%	102,551	14.68	1,504,941	0.00%	5.11%
2014	1.40%	115,796	13.96	1,616,658	0.00%	4.30%
2013	1.40%	129,242	13.39	1,729,928	0.01%	34.08%
2012	1.40%	143,369	9.98	1,431,247	0.00%	14.81%
VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
2016	1.40%	425	7.71	3,277	0.39%	41.41%
2015	1.40%	425	5.45	2,317	0.04%	-34.56%
2014	1.40%	7,129	8.33	59,393	0.00%	-20.48%
2013	1.40%	425	10.48	4,453	0.00%	8.75%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2016	1.40%	16,909	29.53	499,394	0.46%	-1.30%
2015	1.40%	16,905	29.92	505,825	0.54%	-15.20%
2014	1.40%	16,984	35.28	599,259	0.50%	-1.81%
2013	1.40%	18,115	35.93	650,942	1.53%	10.45%
2012	1.40%	19,597	32.53	637,558	0.00%	27.99%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2016	1.40%	3,642	31.47	114,601	0.40%	41.70%
2015	1.40%	3,826	22.21	84,959	0.03%	-34.38%
2014	1.40%	3,877	33.84	131,164	0.12%	-20.24%
2013	1.40%	6,253	42.43	265,289	0.72%	8.99%
2012	1.40%	7,387	38.93	287,559	0.89%	1.94%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	1.40%	7,915	24.83	196,549	1.03%	-0.66%
2012	1.40%	10,067	25.00	251,647	0.40%	15.59%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	1.40%	9,734	22.04	214,572	0.50%	16.16%
2012	1.40%	9,803	18.98	186,023	1.37%	13.96%
VIP Overseas Portfolio - Service Class R (Obsolete) (FOSR)
2014	1.40%	10,233	16.70	170,907	1.54%	-9.46%
2013	1.40%	8,495	18.45	156,709	1.39%	28.48%
2012	1.40%	8,466	14.36	121,556	1.60%	18.98%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	1.40%	247	18.46	4,559	1.28%	19.64%
2012	1.40%	247	15.43	3,810	0.62%	14.15%
American Century NVIT Growth Fund - Class I (obsolete) (CAF)
2015	1.40%	18,465	10.17	187,820	0.31%	3.20%
2014	1.40%	23,067	9.86	227,348	0.36%	9.77%
2013	1.40%	23,362	8.98	209,760	0.65%	27.92%
2012	1.40%	26,953	7.02	189,183	0.53%	12.42%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP International Fund - Class III (obsolete) (ACVI3)
2014	1.40%	11,004	$16.74	$184,144	1.67%	-6.83%
2013	1.40%	11,575	17.96	207,917	1.70%	20.70%
2012	1.40%	12,061	14.88	179,495	0.97%	19.46%

2016	Contract owners’ equity:				$44,239,992
2015	Contract owners’ equity:				$46,221,433
2014	Contract owners’ equity:				$53,789,791
2013	Contract owners’ equity:				$56,415,776
2012	Contract owners’ equity:				$53,241,333
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.